UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21059

Aetos Capital Distressed Investment Strategies Fund, LLC
(Exact name of registrant as specified in charter)

c/o Aetos Capital, LLC
875 Third Avenue
New York, NY 10022
 (Address of principal executive offices) (Zip code)

Harold Schaaff
Aetos Capital, LLC
New York, NY 10022
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: October 31, 2011

Item 1.   Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2011

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Schedule of Investments
October 31, 2011
(unaudited)

	Cost	Value	% of Members' Capital 2
Portfolio Funds
AQR RT Fund, L.P.	$40,000,000	$41,687,294	7.05%
CNH CA Institutional Fund, L.P.	20,589,231	25,157,147	4.26
Davidson Kempner Partners	75,543,694	100,633,771	17.02
Farallon Capital Offshore Investors, Inc.	88,172,893	96,770,657	16.37
FFIP, L.P.	61,630,000	97,408,907	16.48
GMO Mean Reversion Fund (Onshore)	40,692,369	33,823,202	5.72
Luxor Capital Partners, LP	25,000,000	24,398,831	4.13
Oceanwood Global Opportunities Fund LP	55,000,000	64,172,888	10.85
Parsec Trading Corp.	59,555,465	54,459,716	9.21
Pine River Asia Fund LLC	17,128,525	18,512,541	3.13
Sowood Alpha Fund LP 1	1,625,301	978,583	0.17
Total Portfolio Funds	484,937,478	558,003,537	94.39

Cash Equivalent
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%3 (Shares 36,958,665)	36,958,665	36,958,665	6.25
Total Portfolio Funds and Cash Equivalent	$521,896,143	$594,962,202	100.64%

1 Portfolio Fund in liquidation.
2 Percentages are based on Members’ Capital of $591,151,422.
3 Rate disclosed is the 7-day effective yield as of 10/31/11.

The aggregate cost of investments for tax purposes was $569,807,201.  Net unrealized appreciation on investments for tax purposes was $25,155,001 consisting of $51,041,098 of gross unrealized appreciation and $25,886,097 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.39% of Members’ Capital, have been fair valued

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC
Schedule of Investments
October 31, 2011
 (unaudited)

	Cost	Value	% of Members' Capital 1
Portfolio Funds
AG Mortgage Value Partners, L.P.	$38,987,029	$51,623,480	11.01%
Anchorage Capital Partners, L.P.	65,000,000	80,102,082	17.08
Aurelius Capital Partners, LP.	55,500,000	81,020,781	17.28
Centerbridge Credit Partners, L.P.	43,250,000	45,423,638	9.69
Davidson Kempner Distressed Opportunities Fund LP	40,000,000	44,744,243	9.54
King Street Capital, L.P.	51,050,000	78,998,575	16.85
One East Partners, L.P.	4,405,026	2,416,238	0.51
Silver Point Capital Fund, L.P.	5,382,904	6,926,328	1.48
Watershed Capital Partners, L.P.	59,050,000	66,666,346	14.22
Total Portfolio Funds	362,624,959	457,921,711	97.66

Cash Equivalent
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%2 (Shares 15,037,316)	15,037,316	15,037,316	3.20
Total Portfolio Funds and Cash Equivalent	$377,662,275	$472,959,027	100.86%

1 Percentages are based on Members’ Capital of $468,913,045.
2 Rate disclosed is the 7-day effective yield as of 10/31/11.

The aggregate cost of investments for tax purposes was $446,928,237.  Net unrealized appreciation on investments for tax purposes was $26,030,790 consisting of $30,447,162 of gross unrealized appreciation and $4,416,372 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.66% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC
Schedule of Investments
October 31, 2011
 (unaudited)

	Cost	Value	% of Members' Capital 2
Portfolio Funds
Bay Pond Partners, L.P.	$18,970,904	$52,571,348	5.15%
Brookside Capital Partners Fund II, L.P.	80,000,000	74,730,361	7.32
Cadian Fund LP	50,000,000	70,928,856	6.95
Cadmus Capital Partners (QP), LP 1	1,142,559	656,259	0.06
CamCap Energy, LP	46,009,002	45,998,959	4.50
Conatus Capital Partners LP	65,500,000	73,249,422	7.17
Copper River Partners, L.P. 1	2,710,246	930,466	0.09
Egerton Capital Partners, L.P.	50,000,000	49,101,522	4.81
GMO Tactical Opportunities Fund (Onshore)	23,753,495	26,781,911	2.62
Harrier Hawk Four Horsemen Fund LP	2,510,550	2,736,886	0.27
Harrier Hawk Four Horsemen Offshore Fund Ltd	7,489,450	8,180,940	0.80
Joho Partners, L.P.	84,124,988	98,949,415	9.69
Moon Capital Global Equity Fund, LP	60,000,000	59,542,728	5.83
MW European TOPS Fund	80,000,000	81,570,736	7.99
North River Partners, L.P.	51,783,623	65,048,696	6.37
Route One Fund I, L.P.	10,000,000	9,898,543	0.97
Samlyn Onshore Fund, LP	24,366,413	23,331,702	2.28
Sansar Capital Holdings,Ltd	375,380	377,165	0.04
Spindrift Partners, L.P.	1,355,196	1,250,598	0.12
The Elkhorn Fund, LLC	38,549,893	38,741,751	3.79
Tiger Consumer Partners, L.P.	60,000,000	67,258,048	6.59
Ursus Partners L.P.	35,000,000	35,022,098	3.43
Viking Global Equities LP	58,460,934	111,816,852	10.95
Total Portfolio Funds	852,102,633	998,675,262	97.79

Cash Equivalent
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%3 (Shares 12,815,586)	12,815,586	12,815,586	1.26
Total Portfolio Funds and Cash Equivalent	$864,918,219	$1,011,490,848	99.05%

1 Portfolio Fund in liquidation.
2 Percentages are based on Members’ Capital of $1,021,158,228.
3 Rate disclosed is the 7-day effective yield as of 10/31/11.

The aggregate cost of investments for tax purposes was $967,502,711.  Net unrealized appreciation on investments for tax purposes was $43,988,137 consisting of $63,168,872 of gross unrealized appreciation and $19,180,735 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.79% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of October 31, 2011:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Statistical Arbitrage	$—	$41,687,294	$—	$41,687,294
Convertible Arbitrage	—	43,669,688	—	43,669,688
Event Driven Arbitrage	—	88,571,719	198,383,011	286,954,730
Fixed Income Arbitrage	—	54,459,716	97,408,907	151,868,623
Multi-Strategy/GTAA	—	33,823,202	—	33,823,202
Cash Equivalent	36,958,665	—	—	36,958,665
Total Investments	$36,958,665	$262,211,619	$295,791,918	$594,962,202

Aetos Capital Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Distressed - Long Biased	$—	$—	$217,800,273	$217,800,273
Distressed - Variable Biased	—	—	240,121,438	240,121,438
Cash Equivalent	15,037,316	—	—	15,037,316
Total Investments	$15,037,316	$—	$457,921,711	$472,959,027

Aetos Capital Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Equity Hedged - Sector Specialist	$—	$67,258,048	$188,548,901	$255,806,949
Equity Hedged - Generalist	—	154,820,158	417,667,611	572,487,769
Directional Equity	—	49,101,522	47,626,721	96,728,243
Short-Biased Equity	—	26,781,911	46,870,390	73,652,301
Cash Equivalent	12,815,586	—	—	12,815,586
Total Investments	$12,815,586	$297,961,639	$700,713,623	$1,011,490,848

During the period February 1, 2011 through October 31, 2011 there were no transfers into or out of Level 1.  The Changes in investments classified as Level 3 are discussed below using the “beginning of period method” which assumes the investment entity would be transferred into or out of Level 3 at fair value at the beginning of the reporting period and are as follows for the period ending October 31, 2011.

Transfers between Level 2 and Level 3 reflect the impact of investment activity and/or investment holding periods on the Funds’ fair value hierarchy.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	Event Driven Arbitrage	Fixed Income Arbitrage	Total
Beginning Balance as of 1/31/11	$195,253,212	$91,678,684	$286,931,896
Realized Gain/(Loss)	(32,624)	-	(32,624)
Change in Unrealized Appreciation/ (Depreciation)	(1,820,824)	5,730,223	3,909,399
Net Purchases/(Sales)	4,983,247	-	4,983,247
Ending Balance as of 10/31/11	$198,383,011	$97,408,907	$295,791,918

Aetos Distressed Investment Strategies Fund, LLC
	Distressed - Long Biased	Distressed - Variable Biased	Total
Beginning Balance as of 1/31/11	$196,883,929	$165,364,127	$362,248,056
Realized Gain/(Loss)	(213,099)	-	(213,099)
Change in Unrealized Appreciation/ (Depreciation)	(4,014,254)	(10,251,194)	(14,265,448)
Net Purchases/(Sales)	25,143,697	5,000,000	30,143,697
Net Transfers In and/or Out of Level 3	-	80,008,505	80,008,505
Ending Balance as of 10/31/11	$217,800,273	$240,121,438	$457,921,711

Aetos Capital Long/Short Strategies Fund, LLC
	Equity Hedged - Sector Specialist	Equity Hedged - Generalist	Directional Equity	Short-Biased Equity	Total
Beginning Balance as of 1/31/11	$184,786,555	$342,885,667	$65,819,809	$37,604,573	$631,096,604
Realized Gain/(Loss)	(2,473,079)	(284,367)	1,022,526	-	(1,734,920)
Change in Unrealized Appreciation/ (Depreciation)	1,487,104	(9,543,631)	(18,535,678)	4,265,817	(22,326,388)
Net Purchases/(Sales)	4,748,321	84,609,942	(679,936)	5,000,000	93,678,327
Ending Balance as of 10/31/11	$188,548,901	$417,667,611	$47,626,721	$46,870,390	$700,713,623

The changes in net unrealized appreciation of investments in Portfolio Funds still held by the Funds at October 31, 2011 were as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Fixed Income Arbitrage	Event Driven Arbitrage	Total
Change in unrealized appreciation	$5,730,223	$(1,853,449)	$3,876,774

Aetos Capital Distressed Investment Strategies Fund, LLC

	Distressed - Variable Biased	Distressed - Long Biased	Total
Change in unrealized depreciation	$(10,251,194)	$(4,456,619)	$(14,707,813)

Aetos Capital Long/Short Strategies Fund, LLC

	Short-Biased Equity	Directional Equity	Equity Hedged - Generalist	Equity Hedged - Sector Specialist	Total
Change in unrealized depreciation	$4,265,817	$(16,910,358)	$(9,661,321)	$(937,348)	$(23,243,210)

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Distressed Investment Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein, President
Michael F. Klein, President

Date: December 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein, President
Michael F. Klein, President

Date: December 13, 2011

By (Signature and Title)*	/s/ Scott D. Sawyer, Treasurer
Scott D. Sawyer, Treasurer

Date: December 13, 2011

*     Print the name and title of each signing officer under his or her signature.